Hedging Financial Instruments - Summary of Information Relating to Hedges for Foreign Currency Risk (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	$ 5,000,000	$ 0.1	$ 39,900,000	$ 0
Bank loans [member] | Hedges of net investments in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 124,500
Annual Interest Rate			0.00%
Maturity			April 2024
Balance in Other Equity (Continuing Hedges)			$ 618.2
Change in Value Used for Calculating Hedged Ineffectiveness	793,800,000		618.2
Forward exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	5,000,000		39,900,000
Forward interest rate contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness				1,379,100,000
Forecast Transaction Capital Expenditures [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	(5,000,000)		(39,900,000)
Forecast Transaction Relates To Issuance of Debts [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness				$ (1,379,100,000)
Net investments in foreign operations [member] | Hedges of net investments in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	$ (793,800,000)		$ (618.2)